Note 13 - Finance Income and Expense - Components of Finance Income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Interest income	$ 68	$ 79		$ 226
Foreign exchange gain on cash and cash equivalents	97			954
	165	79	$ 105	1,180	$ 1,516
Interest expense				21
Accretion expense				13
Foreign exchange loss on cash and cash equivalents		46
		$ 46	$ 66	$ 34	$ 43